                             Janus Investment Fund
                                   Janus Fund
                               Janus Mercury Fund
                               Janus Triton Fund

                       Supplement dated January 24, 2006
                      to Currently Effective Prospectuses

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectuses:

David J. Corkins is Executive Vice President and Portfolio Manager of Janus Fund, which he has managed since February 2006. Mr. Corkins served as Executive Vice President and Portfolio Manager of Janus Mercury Fund from February 2003 to January 2006 and managed Janus Growth and Income Fund from August 1997 to December 2003. Mr. Corkins is also Portfolio Manager of other Janus accounts. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

A research team selects investments for Janus Mercury Fund. Janus' Director of Research, James P. Goff, leads the team and is responsible for day-to-day operations of Janus Mercury Fund. He was Portfolio Manager of Janus Enterprise Fund from its inception in September 1992 through January 2002. Mr. Goff holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. He has earned the right to use the Chartered Financial Analyst designation.

Blaine Rollins is Executive Vice President and Portfolio Manager of Janus Triton Fund, which he has managed since February 2006. Mr. Rollins served as Executive Vice President and Portfolio Manager of Janus Fund from January 2000 to January 2006. Mr. Rollins is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

                             Janus Investment Fund
                                   Janus Fund

                       Supplement dated January 24, 2006
                       to Currently Effective Prospectus

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

David J. Corkins is Executive Vice President and Portfolio Manager of Janus Fund, which he has managed since February 2006. Mr. Corkins served as Executive Vice President and Portfolio Manager of Janus Mercury Fund from February 2003 to January 2006 and managed Janus Growth and Income Fund from August 1997 to December 2003. Mr. Corkins is also Portfolio Manager of other Janus accounts. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

                             Janus Investment Fund
                               Janus Mercury Fund

                       Supplement dated January 24, 2006
                       to Currently Effective Prospectus

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

A research team selects investments for Janus Mercury Fund. Janus' Director of Research, James P. Goff, leads the team and is responsible for day-to-day operations of Janus Mercury Fund. He was Portfolio Manager of Janus Enterprise Fund from its inception in September 1992 through January 2002. Mr. Goff holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. He has earned the right to use the Chartered Financial Analyst designation.

                             Janus Investment Fund
                               Janus Triton Fund

                       Supplement dated January 24, 2006
                       to Currently Effective Prospectus

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus:

Blaine Rollins is Executive Vice President and Portfolio Manager of Janus Triton Fund, which he has managed since February 2006. Mr. Rollins served as Executive Vice President and Portfolio Manager of Janus Fund from January 2000 to January 2006. Mr. Rollins is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.